Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Changes to Intangible Assets
Intangible assets consist of the following:

(Euros in thousands)	Patents and licenses	Software licenses	Total
Cost as of January 1, 2021	1,132	738	1,870
Additions	320	162	482
Currency translation differences	99	8	107

Cost as of December 31, 2021	1,551	908	2,459
Accumulated amortization as of January 1, 2021	(403)	(554)	(957)
Additions	(54)	(106)	(160)
Currency translation differences	(23)	(4)	(27)

Accumulated amortization as of December 31, 2021	(480)	(664)	(1,144)

Net book value as of December 31, 2021	1,071	244	1,315

Cost as of January 1, 2022	1,551	908	2,459
Additions	405	73	478
Currency translation differences	73	7	80

Cost as of December 31, 2022	2,029	988	3,017
Accumulated amortization as of January 1, 2022	(480)	(664)	(1,144)
Additions	(60)	(158)	(218)
Currency translation differences	(19)	(4)	(23)

Accumulated amortization as of December 31, 2022	(559)	(826)	(1,385)

Net book value as of December 31, 2022	1,470	162	1,632

Summary of Depreciation Expense
Amortization expenses consist of the following:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)
Research and development expenses	(93)	(35)	(31)
General and administrative expenses	(125)	(125)	(95)

Total	(218)	(160)	(126)